Result for the Year - Corporate and Deferred Tax - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Results for the Year [Abstract]
Net profit before tax	$ 1,204	$ 1,326	[1],[2]	$ 817	[1],[2]
Applicable tax rate (%)	22.00%	22.00%		22.00%
Tax at the Danish corporation tax rate of 22% for all periods	$ 265	$ 292		$ 180
Net increase (decrease) of unrecognized deferred tax assets for the year	51	(84)		6
Net of non-taxable income over non-deductible expenses	(36)	13		1
Other current and deferred tax adjustments	(36)	(30)		(1)
Effect of exchange rate adjustment	(3)	2		0
Total tax effect	(24)	(99)		6
Total tax for the period in the income statement	241	193	[2]	186	[2]
Total tax for the period in shareholders' equity	$ (3)	$ 7		$ 8
Effective Tax Rate	20.00%	14.60%		22.80%

[1]	Genmab changed its presentation currency from DKK to USD effective January 1, 2025. Accordingly, Management has translated the consolidated financial statements and related notes into USD for all periods presented. Additionally, certain reclassifications have been made between financial income and financial expenses for all periods presented.
Refer to Note 1.1 and Note 1.4, respectively, for more information.

[2]	Genmab changed its presentation currency from DKK to USD effective January 1, 2025. Accordingly, Management has translated the consolidated financial statements and related notes into USD for all periods presented. Additionally, certain reclassifications have been made between financial income and financial expenses for all periods presented. Refer to Note 1.1 and Note 1.4, respectively, for more information.